Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Intangible assets, net
14.	Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2016	2017
	RMB	RMB

Gross carrying amount
Operating rights	98,929	47,020
Software	30,632	34,413
Domain names	27,311	25,774
Technology	18,282	17,676
Brand names	59,034	-
Others	18,300	-

Total of gross carrying amount	252,488	124,883

Less: accumulated amortization
Operating rights	(77,659)	(40,320)
Software	(13,110)	(19,448)
Domain names	(8,449)	(9,687)
Technology	(9,457)	(10,695)
Brand names	(21,810)	-
Others	(3,592)	-

Total accumulated amortization	(134,077)	(80,150)

Less: accumulated impairment	(59,485)	(7,252)

Intangible assets, net	58,926	37,481

Amortization expense for the years ended December 31, 2015, 2016 and 2017 were RMB64,201, RMB56,977 and RMB14,510, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets

2018	13,050
2019	8,639
2020	4,666
2021	1,838
2022	1,798

The weighted average amortization periods of intangible assets as of December 31, 2016 and 2017 are as below:

December 31,
	2016	2017

Domain names	15 years	15 years
Technology	5 years	5 years
Software	5 years	4 years
Operating rights	1 years	1 year
Brand names	Not applicable	Not applicable